Financial instruments (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Expected dividends paid per common share	0.00	0.0	0.0
Expected life in years	3 months 18 days
Expected volatility in the price of common shares	65.00%
Risk free interest rate	1.00%	1.00%	1.50%
Weighted average fair market value per warrant issued	0.00
USD
Expected dividends paid per common share		0.00
Expected life in years		1 year
Expected volatility in the price of common shares		80.00%
Risk free interest rate		1.20%
Weighted average fair market value per warrant issued		0.08